November 10, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

  Re:  Merrill Lynch Maryland Municipal Bond
	 Fund of Merrill Lynch Multi-State
	 Municipal Series Trust
	 Post-Effective Amendment No. 6 to the
	 Registration Statement on Form N-1A
	 (Securities Act File No. 33-49873
	 Investment Company Act File No. 811-4375)

Ladies and Gentlemen:

           Pursuant to Rule 497 (j) under the
Securities Act of 1933, as amended (the "1933 Act"),
Merrill Lynch Maryland Municipal Bond Fund of
Merrill Lynch Multi-State Municipal Series Trust
(the "Fund") hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective
       Amendment No. 6 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A;
       and

   (2) the text of Post-Effective Amendment No. 6 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
       Commission on November 6, 1998.

				 Very truly yours,

	     Merrill Lynch Maryland Municipal Bond Fund of
	     Merrill Lynch Multi-State Municipal Series
	     Trust

		By:       Robert E. Putney /s/
		      _________________________
			     Robert E. Putney
		      	 Secretary